JPMORGAN INSURANCE TRUST

JPMorgan Insurance Trust Balanced Portfolio
JPMorgan Insurance Trust Intrepid Growth Portfolio
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio
(All Share Classes)

Supplement dated November 20, 2008
to the Statement of Additional Information dated May 1, 2008 as supplemented

The following sections replace the information under the headings “Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers’ Ownership of Securities” with respect to the JPMorgan Insurance Trust Balanced Portfolio, JPMorgan Insurance Trust Intrepid Growth Portfolio, and JPMorgan Insurance Trust Intrepid Mid Cap Portfolio:

Portfolio Managers — Other Accounts Managed

The following tables show information regarding other accounts managed by each lead portfolio manager as of December 31, 2007 (amounts in millions).

Non-Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Balanced Portfolio
Anne Lester	11	$1,449	9	$1,713	33	$2,351
Michael Fredericks	1	$533	0	0	0	0
Terance Chen	5	$558	3	$1,057	7	$5,460
Raffaele Zingone	9	$2,375	2	$1,726	10	$8,483
Christopher Blum*	21	$9,112	5	$463	9	$324
Scott Grimshaw	6	$3,053	0	0	38	$2,953

Intrepid Growth Portfolio
Christopher Blum	16	$3,515	6	$591	7	$429
Jason Alonzo	10	$8,536	9	$6,056	14	$831
Robert Weller	9	$7,562	7	$5,903	14	$760

Intrepid Mid Cap Portfolio
Christopher Blum	16	$3,538	6	$59	7	$429
Robert Weller	9	$8,449	7	$5,903	14	$760
Jason Alonzo	10	$8,559	9	$6,056	14	$831

*	Information provided as of June 30, 2008.

SUP-SAI-JPMIT-TAR-1108

Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Balanced Portfolio
Anne Lester	0	0	0	0	0	0
Michael Fredericks	0	0	0	0	0	0
Terance Chen	0	0	0	0	4	$1,192
Raffaele Zingone	0	0	0	0	0	0
Christopher Blum*	0	0	1	$11	2	$62
Scott Grimshaw	0	0	0	0	0	0

Intrepid Growth Portfolio
Christopher Blum	0	0	1	$19	2	$57
Jason Alonzo	0	0	0	0	0	0
Robert Weller	0	0	0	0	0	0

Intrepid Mid Cap Portfolio
Christopher Blum	0	0	1	$19	2	$57
Robert Weller	0	0	0	0	0	0
Jason Alonzo	0	0	0	0	0	0

*	Information provided as of June 30, 2008.

Portfolio Managers — Ownership of Securities

The following table indicates the dollar range of securities of each Portfolio beneficially owned by each Portfolio’s portfolio managers as of December 31, 2007.

Aggregate Dollar Range of Securities in Portfolio(1)

	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Balanced Portfolio
Anne Lester	X
Michael Fredericks	X
Terance Chen	X
Raffaele Zingone	X
Christopher Blum*	X
Scott Grimshaw	X

Intrepid Growth Portfolio
Christopher Blum	X
Jason Alonzo	X
Robert Weller	X

Intrepid Mid Cap Portfolio
Christopher Blum	X
Robert Weller	X
Jason Alonzo	X

(1)	None of the portfolio managers beneficially owned equity securities of the portfolios which are currently held exclusively through insurance company separate accounts.

*	Information provided as of June 30, 2008.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE